Fair value measurements: - Schedule of Plan's Investments With a Reported NAV (Details) - EBP 008 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	$ 143,074,096	$ 187,674,236
JPMorgan Chase Bank Large Cap Growth Fund; CF-A Class [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	103,013,795
MFS Mid Cap Growth Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	20,966,523	21,637,803
Vanguard Retirement Savings Trust III [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	46,241,716	49,644,388
Vanguard Target Retirement 2020 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	15,279,799
Vanguard Target Retirement 2025 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	35,817,741
Vanguard Target Retirement 2030 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	42,334,165
Vanguard Target Retirement 2035 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	71,416,042
Vanguard Target Retirement 2040 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	58,649,294
Vanguard Target Retirement 2045 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	63,934,834
Vanguard Target Retirement 2050 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	60,002,454
Vanguard Target Retirement 2055 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	40,905,312
Vanguard Target Retirement 2060 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	22,965,389
Vanguard Target Retirement 2065 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	5,786,068
Vanguard Target Retirement 2070 Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	474,415
Vanguard Target Retirement Income Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	8,441,262
Vanguard Target Retirement Income And Growth Trust I [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust	$ 311,013
Vanguard Target Retirement 2020 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		15,805,926
Vanguard Target Retirement 2025 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		35,099,380
Vanguard Target Retirement 2030 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		34,175,564
Vanguard Target Retirement 2035 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		57,344,525
Vanguard Target Retirement 2040 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		44,770,353
Vanguard Target Retirement 2045 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		50,445,484
Vanguard Target Retirement 2050 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		44,423,475
Vanguard Target Retirement 2055 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		30,254,697
Vanguard Target Retirement 2060 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		15,743,635
Vanguard Target Retirement 2065 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		3,629,313
Vanguard Target Retirement 2070 Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		143,546
Vanguard Target Retirement Income Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		7,847,514
Vanguard Target Retirement Income And Growth Trust II [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan's Interest in Master Trust		$ 143,899